Information Regarding Members of the Board of Directors and Group Management - Summary of Remuneration to Members of the Board of Directors (Detail) - Board [Member] - SEK (kr)	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2025
Disclosure of Information About Board Management and Employees [line items]
Board fees		kr 17,413,364
Number of synthetic shares		133,483
Value at grant date of synthetic shares allocated		kr 10,574,525
Number of previously allocated synthetic shares outstanding		191,319
Net change in value of synthetic shares		kr 2,594,172
Committee fees		3,350,400
Total fees paid in cash		9,944,638
Total remuneration	kr 23,797,169	23,113,335
Jan Carlson [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees		kr 5,000,000
Number of synthetic shares		47,336
Portion of Board fee		75.00%
Value at grant date of synthetic shares allocated		kr 3,749,958
Number of previously allocated synthetic shares outstanding		78,724
Net change in value of synthetic shares		kr 926,675
Committee fees		450,000
Total fees paid in cash		1,700,000
Total remuneration	8,067,547	6,376,633
Jacob Wallenberg [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees		kr 1,300,000
Number of synthetic shares		12,307
Portion of Board fee		75.00%
Value at grant date of synthetic shares allocated		kr 974,961
Number of previously allocated synthetic shares outstanding		32,408
Net change in value of synthetic shares		kr 362,696
Committee fees		200,000
Total fees paid in cash		525,000
Total remuneration	2,793,416	1,862,657
Jon Fredrik Baksaas [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees		kr 1,300,000
Number of synthetic shares		8,204
Portion of Board fee		50.00%
Value at grant date of synthetic shares allocated		kr 649,921
Number of previously allocated synthetic shares outstanding		21,605
Net change in value of synthetic shares		kr 241,785
Committee fees		555,000
Total fees paid in cash		1,205,000
Total remuneration	2,663,919	2,096,706
Eric A. Elzvik [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees		kr 1,343,655
Number of synthetic shares		4,102
Portion of Board fee		25.00%
Value at grant date of synthetic shares allocated		kr 324,960
Number of previously allocated synthetic shares outstanding		10,802
Net change in value of synthetic shares		kr 120,888
Committee fees		560,000
Total fees paid in cash		1,567,741
Total remuneration	2,189,425	2,013,589
Kristin S. Rinne [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees		kr 1,392,639
Number of synthetic shares		4,102
Portion of Board fee		25.00%
Value at grant date of synthetic shares allocated		kr 324,960
Number of previously allocated synthetic shares outstanding		16,370
Net change in value of synthetic shares		kr 176,416
Committee fees		405,000
Total fees paid in cash		1,449,479
Total remuneration	2,229,130	1,950,855
Marachel Knight [Member]
Disclosure of Information About Board Management and Employees [line items]
Board fees		kr 1,440,035
Number of synthetic shares		12,307
Portion of Board fee		75.00%
Value at grant date of synthetic shares allocated		kr 974,961
Net change in value of synthetic shares		140,054
Committee fees		205,000
Total fees paid in cash		565,009
Total remuneration		1,680,024
Jonas Synnergren [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees		kr 1,300,000
Number of synthetic shares		12,307
Portion of Board fee		75.00%
Value at grant date of synthetic shares allocated		kr 974,961
Number of previously allocated synthetic shares outstanding		15,705
Net change in value of synthetic shares		kr 196,121
Committee fees		520,000
Total fees paid in cash		845,000
Total remuneration	2,210,316	2,016,082
Christy Wyatt [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees		kr 1,440,035
Number of synthetic shares		12,307
Portion of Board fee		75.00%
Value at grant date of synthetic shares allocated		kr 974,961
Number of previously allocated synthetic shares outstanding		15,705
Net change in value of synthetic shares		kr 196,121
Committee fees		205,000
Total fees paid in cash		565,009
Total remuneration	1,905,316	1,736,091
Karl Aberg [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees		kr 1,300,000
Number of synthetic shares		8,204
Portion of Board fee		50.00%
Value at grant date of synthetic shares allocated		kr 649,921
Net change in value of synthetic shares		93,362
Committee fees		200,000
Total fees paid in cash		850,000
Total remuneration	1,370,000	1,593,283
Christian Cederholm [Member]
Disclosure of Information About Board Management and Employees [line items]
Board fees		kr 1,300,000
Number of synthetic shares		12,307
Portion of Board fee		75.00%
Value at grant date of synthetic shares allocated		kr 974,961
Net change in value of synthetic shares		140,054
Total fees paid in cash		325,000
Total remuneration		1,440,015
Ulf Rosberg [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees		49,500
Committee fees		16,200
Total fees paid in cash		65,700
Total remuneration	66,150	65,700
Kjell-Åke Soting [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees		49,500
Committee fees		21,600
Total fees paid in cash		71,100
Total remuneration	73,350	71,100
Annika Salomonsson [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees		49,500
Committee fees		12,600
Total fees paid in cash		62,100
Total remuneration	71,550	62,100
Loredana Roslund [member] | Deputy Employee Representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees		49,500
Total fees paid in cash		49,500
Total remuneration	51,750	49,500
Frans Frejdestedt [member] | Deputy Employee Representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees		49,500
Total fees paid in cash		49,500
Total remuneration	51,750	49,500
Stefan Wanstedt [member] | Deputy Employee Representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees		49,500
Total fees paid in cash		49,500
Total remuneration	53,550	49,500
Total Including Resigned Board [Member]
Disclosure of Information About Board Management and Employees [line items]
Board fees		kr 17,413,364
Number of synthetic shares		133,483
Value at grant date of synthetic shares allocated		kr 10,574,525
Number of previously allocated synthetic shares outstanding		212,457
Net change in value of synthetic shares		kr 2,794,945
Committee fees		3,350,400
Total fees paid in cash		9,944,638
Total remuneration	kr 26,639,512	kr 23,314,108